Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
NorthView Acquisition Corp [Member]
Private Placement [Line Items]
Private Placement

Note 4 — Private Placement

The Company’s Sponsor, I-Bankers and Dawson James have purchased an aggregate of 7,347,500 Private Placement Warrants (which included 697,500 Private Placement Warrants issued pursuant to the full exercise of the over-allotment option) at a price of $1.00 per warrant ($7,347,500 in the aggregate) in a private placement that closed simultaneously with the closing of the IPO. Of such amount, 5,162,500 Private Placement Warrants were purchased by the Sponsor and 2,185,000 Private Placement Warrants were purchased by I-Bankers and Dawson James.

The Private Placement Warrants are identical to the warrants included in the units sold in the IPO, except that the Private Placement Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, in each case so long as they are held by the initial purchasers or any of their permitted transferees. If the Private Placement Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the Units being sold in the IPO.

Note 4 — Private Placement

The Company’s Sponsor, I-Bankers and Dawson James have purchased an aggregate of 7,347,500 Private Placement Warrants (which included 697,500 Private Placement Warrants issued pursuant to the full exercise of the over-allotment option) at a price of $1.00 per warrant ($7,347,500 in the aggregate) in a private placement that closed simultaneously with the closing of the IPO. Of such amount, 5,162,500 Private Placement Warrants were purchased by the Sponsor and 2,185,000 Private Placement Warrants were purchased by I-Bankers and Dawson James.

The Private Placement Warrants are identical to the warrants included in the units sold in the IPO, except that the Private Placement Warrants: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, in each case so long as they are held by the initial purchasers or any of their permitted transferees. If the Private Placement Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the Units being sold in the IPO.